Other assets and liabilities F.1. Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	$ 343	$ 339	$ 386
Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	210		259
Gross
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	592		597
Provisions
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	(249)		(211)
30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	95		83
Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	37		43
Telecom operators
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	39		49
Telecom operators | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	17		29
Telecom operators | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	9		16
Telecom operators | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	14		4
Own customers
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	246		273
Own customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	158		186
Own customers | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	69		52
Own customers | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	19		34
Others
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	58		64
Others | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	36		43
Others | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	17		16
Others | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	$ 5		$ 5